Post-Employment and Other Non-current Employee Benefits - Summary of Amounts and Types of Securities of Company's in Related Parties included in Portfolio Fund (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt securities [member] | Grupo Televisa, S.A.B. de C.V. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	$ 0	$ 17
Debt securities [member] | Grupo Industrial Bimbo, S.A.B. de C. V. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	26	23
Debt securities [member] | Grupo Financiero Banorte, S.A.B. de C.V. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	8	8
Debt securities [member] | Banco Compartamos Banco. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	0	4
Capital securities [member] | Grupo Televisa, S.A.B. de C.V. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	0	1
Capital securities [member] | Walmart de Mexico S.A de C.V. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	0	6
Capital securities [member] | Fomento Econmico Mexicano, S.A.B de C.V. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	2	5
Capital securities [member] | El Puerto de Liverpool, S.A.B. de C.V. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	2	3
Capital securities [member] | Grupo aeropuerto del sureste [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	0	2
Capital securities [member] | Alfa, S.A.B. de C.V. [Member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	$ 3	$ 0